Analysis of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets are analyzed as:
Current	$ 6,443	$ 3,483
Deferred tax liabilities are analyzed as:
Non-current	(23,369)	(12,925)
Total	$ (16,926)	$ (9,442)